Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2017	31 December 2016

Short-term bank deposits	3 896	3 231
Treasury Bills	—	250
Cash and bank accounts	6 576	5 098

Cash and cash equivalents	10 472	8 579

Bank overdrafts	(117)	(184)

	10 355	8 395